As filed with the Securities and Exchange Commission on August 20, 2013

1933 Act Registration No. 333-03715

1940 Act Registration No. 811-07619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 89	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 91	☒

Nuveen Investment Trust

(Exact Name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 917-7700

Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on August 28, 2013 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 89

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 87, as it relates to Nuveen Global Tactical Opportunities Plus Fund, a series of the Registrant (the “Fund”), until August 28, 2013. Parts A and B of the Registrant’s Post-Effective Amendment No. 87 under the Securities Act of 1933 as it relates to the Fund, filed on June 7, 2013, are incorporated by reference herein.

Part C — Other Information

Signatures

Exhibit Index

PART C — OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Declaration of Trust of Registrant.(1)

(a)(2)	Amended Establishment and Designation of Classes, dated November 14, 2012.(16)

(a)(3)	Amended Designation of Series for Nuveen Investment Trust, dated May 21, 2013.(17)

(b)	By-Laws of Registrant, amended and restated as of November 18, 2009.(9)

(c)	Specimen Certificate of Shares of the Registrant.(2)

(d)(1)	Management Agreement between Registrant and Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC and f/k/a Nuveen Asset Management), dated November 13, 2007.(8)

(d)(2)	Renewal of Investment Management Agreement between Registrant and Nuveen Fund Advisors, LLC (f/k/a Nuveen Fund Advisors, Inc. and Nuveen Asset Management).(18)

(d)(3)	Amended Schedules A and B of Management Agreement between Registrant and Nuveen Fund Advisors, Inc. (n/k/a Nuveen Fund Advisors, LLC and f/k/a Nuveen Asset Management).(18)

(d)(4)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC.(18)

(e)(1)	Distribution Agreement between Registrant and John Nuveen & Co. Incorporated, dated August 1, 1998.(5)

(e)(2)	Dealer Management Agreement, dated October 22, 1996.(3)

(e)(3)	Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement, dated June 23, 2004.(6)

(e)(4)	Form of Nuveen Funds Rule 22c-2 Agreement.(7)

(e)(5)	Renewal of Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC).(18)

(f)	Not applicable.

(g)(1)	Custody Agreement between Registrant and U.S. Bank National Association, dated April 17, 2012.(12)

(g)(2)	First Amendment to the Custody Agreement.(18)

(h)(1)	Transfer Agency and Service Agreement between the Nuveen Mutual Funds and Boston Financial Data Services, Inc., dated May 11, 2012.(13)

(h)(2)	Amendment and Schedule A to Transfer Agency and Service Agreement.(18)

(h)(3)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, dated November 29, 2011.(11)

(h)(4)	Amendment to the Fund Accounting Servicing Agreement.(18)

(i)(1)	Opinion and Consent of Bingham McCutchen LLP.(18)

(i)(2)	Opinion and Consent of Chapman and Cutler LLP.(18)

(j)	Not applicable.

(k)	Not applicable.

(l)	Subscription Agreement with Nuveen Institutional Advisory Corp.(4)

(m)	Plan of Distribution and Service Pursuant to Rule 12b-1, dated February 28, 2013.(16)

(n)	Multiple Class Plan Adopted Pursuant to Rule 18f-3, as amended November 14, 2012.(16)

(o)	Not applicable.

(p)(1)	Code of Ethics, as amended January 1, 2013.(14)

(p)(2)	Code of Ethics for the Independent Trustees of the Nuveen Funds, effective January 1, 2013.(15)

(z)	Original Powers of Attorney of Messrs. Amboian, Bremner, Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale, Stone and Stringer, dated January 1, 2011.(10)

(1)	Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.
(2)	Incorporated by reference to the pre-effective amendment no. 2 filed on Form N-1A for Registrant.
(3)	Incorporated by reference to the post-effective amendment no. 1 filed on Form N-1A for Registrant.
(4)	Incorporated by reference to the post-effective amendment no. 4 filed on Form N-1A for Registrant.
(5)	Incorporated by reference to the post-effective amendment no. 13 filed on Form N-1A for Registrant.
(6)	Incorporated by reference to the post-effective amendment no. 35 filed on Form N-1A for Registrant.
(7)	Incorporated by reference to the post-effective amendment no. 39 filed on Form N-1A for Registrant.
(8)	Incorporated by reference to the post-effective amendment no. 53 filed on Form N-1A for Registrant.
(9)	Incorporated by reference to the post-effective amendment no. 65 filed on Form N-1A for Registrant.
(10)	Incorporated by reference to the post-effective amendment no. 67 filed on Form N-1A for Registrant.
(11)	Incorporated by reference to the post-effective amendment no. 71 filed on Form N-1A for Registrant.
(12)	Incorporated by reference to the post-effective amendment no. 75 filed on Form N-1A for Registrant.
(13)	Incorporated by reference to the post-effective amendment no. 77 filed on Form N-1A for Registrant.
(14)	Incorporated by reference to the post-effective amendment no. 80 filed on Form N-1A for Registrant.
(15)	Incorporated by reference to the post-effective amendment no. 82 filed on Form N-1A for Registrant.
(16)	Incorporated by reference to the post-effective amendment no. 84 filed on Form N-1A for Registrant.
(17)	Incorporated by reference to the post-effective amendment no. 87 filed on Form N-1A for Registrant.
(18)	To be filed by amendment.

Item 29. Persons Controlled by or under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Section 4 of Article XII of Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by the Mutual Fund Professional Liability policy in the aggregate amount of $70,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $2,000,000 deductible for operational failures (after the deductible is satisfied, the insurer would cover 90% of any operational failure claims and the Fund would be liable for 10% of any such claims) and $1,000,000 deductible for all other claims.

Insofar as the indemnification for liabilities arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

(a) Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) (formerly known as Nuveen Fund Advisors, Inc. and Nuveen Asset Management) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Fund Advisors who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Fund Advisors appears below:

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
William Adams IV, Co-President	Senior Executive Vice President, Global Structured Products, formerly, Executive Vice President (1999-2010), of Nuveen Investments, Inc.; Executive Vice President of Nuveen Securities, LLC; President (since August 2011), formerly, Managing Director (2010-2011) of Nuveen Commodities Asset Management, LLC.

Thomas J. Schreier, Jr., Co-President	Vice Chairman, Wealth Management of Nuveen Investments, Inc.; Co-Chief Executive Officer (since 2011) of Nuveen Securities, LLC; Chairman of Nuveen Asset Management, LLC; formerly, Chief Executive Officer and Chief Investment Officer of FAF Advisors; formerly, President of First American Funds.

Robert D. Luse, Executive Vice President	Executive Vice President of Nuveen Asset Management, LLC and Nuveen Securities, LLC; Executive Vice President and Assistant Secretary of Nuveen Investments, Inc.; Vice President of Santa Barbara Asset Management, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC.

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
John L. MacCarthy, Executive Vice President and Secretary

Executive Vice President (since 2008), Secretary and General Counsel (since 2006) of Nuveen Investments, Inc.; Vice President and Secretary (since 2013) of Nuveen Commodities Asset Management, LLC; Executive Vice President (since 2008) and Secretary (since 2006) of Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc. and (since 2011) of Nuveen Asset Management, LLC; Vice President and Secretary of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management LLC.

Joseph T. Castro, Managing Director and Chief Compliance Officer	Managing Director (since 2011), Head of Compliance (since 2013) of Nuveen Investments Inc.

Stuart J. Cohen, Managing Director and Assistant Secretary

Managing Director and Assistant Secretary of Nuveen Asset Management, LLC and Nuveen Securities, LLC; Vice President and Assistant Secretary of Nuveen Commodities Asset Management, LLC, NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC and Winslow Capital Management, LLC.

Sherri A. Hlavacek, Managing Director and Controller

Managing Director and Corporate Controller of Nuveen Investments, Inc. and Nuveen Securities, LLC; Managing Director and Controller of Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc. and of Nuveen Asset Management, LLC (since 2011); Vice President and Controller of NWQ Investment Management Company, LLC, NWQ Holdings, LLC, Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC; Certified Public Accountant.

Timothy N. Kafesjian, Senior Vice President	Senior Vice President of Nuveen Securities, LLC; Vice President of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC and Tradewinds Global Investors, LLC.

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Lucas A. Satre, Senior Vice President and Assistant Secretary

Senior Vice President and Secretary of Nuveen Securities LLC; Senior Vice President and Assistant Secretary of Nuveen Asset Management, LLC and Nuveen Investments, Inc.; Vice President and Assistant Secretary of Nuveen Commodities Asset Management, LLC, NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC and Winslow Capital Management, LLC.

(b) Nuveen Asset Management, LLC (“Nuveen Asset Management”) acts as sub-investment adviser to the Registrant and also serves as sub-investment adviser to other open-end and closed-end funds and investment adviser to separately managed accounts. The following is a list of the senior officers of Nuveen Asset Management. The principal business address of each person is 333 West Wacker Drive, Chicago, Illinois 60606.

Name	Position and Offices with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years
Thomas J. Schreier, Jr.	Chairman	Vice Chairman of Nuveen Investments, Inc.; Co-President of Nuveen Fund Advisors, LLC; Co-Chief Executive Officer of Nuveen Securities, LLC; formerly, Chief Executive Officer and Chief Investment Officer of FAF Advisors, formerly, President, First American Funds.

William T. Huffman	President	Previously, Chairman, President and Chief Executive Officer (2002-2007) of Northern Trust Global Advisors, Inc. and Chief Executive Officer (2007) of Northern Trust Global Investments Limited; CPA.

Robert D. Luse	Executive Vice President	Executive Vice President of Nuveen Fund Advisors, LLC and Nuveen Securities, LLC; Executive Vice President and Assistant Secretary of Nuveen Investments, Inc.; Vice President of Santa Barbara Asset Management, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC.

John L. MacCarthy	Executive Vice President and Secretary	Executive Vice President and Secretary of Nuveen Fund Advisors, LLC; Executive Vice President (since 2008), Secretary and General Counsel (since 2006) of Nuveen Investments, Inc.; Vice President and Secretary (since 2013) of Nuveen Commodities Asset Management, LLC; Executive Vice President (since 2008) and Secretary (since 2006) of Nuveen Investments Advisers Inc.; Vice President and Secretary of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management LLC.

Name	Position and Offices with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years
Charles R. Manzoni, Jr.	Executive Vice President, Chief Operating Officer and General Counsel	Managing Director of Nuveen Investment Holdings, Inc.; formerly, Chief Risk Officer, and Secretary and General Counsel, director on Board of Directors, FAF Advisors.

Lucas A. Satre	Senior Vice President and Assistant Secretary	Senior Vice President and Secretary of Nuveen Securities, LLC; Senior Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC and Nuveen Investments, Inc.; Vice President and Assistant Secretary of Nuveen Commodities Asset Management, LLC, NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC and Winslow Capital Management, LLC.

Mark Slevin	Senior Vice President	Senior Vice President of Nuveen Asset Management, LLC

Stuart J. Cohen	Managing Director and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC and Nuveen Securities, LLC; Vice President and Assistant Secretary of Nuveen Commodities Asset Management, LLC, NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC and Winslow Capital Management, LLC.

Scott S. Grace	Managing Director and Treasurer	Managing Director and Treasurer of Nuveen Asset Management, LLC, Nuveen Fund Advisors, LLC and Nuveen Investments, Inc.; Managing Director, Corporate Finance & Development and Treasurer of Nuveen Securities, LLC; Vice President and Treasurer of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC; Vice President of Santa Barbara Asset Management, LLC; Vice President and Treasurer of the Nuveen Funds.

Sherri A. Hlavacek	Managing Director and Controller	Managing Director and Corporate Controller of Nuveen Securities, LLC and Nuveen Investments, Inc.; Managing Director and Controller of Nuveen Investments Advisers Inc. and Nuveen Investments Holdings, Inc. (since 2011); Vice President and Controller of NWQ Investment Management Company, LLC, Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management, LLC; Certified Public Accountant.

Diane S. Meggs	Vice President and Chief Compliance Officer	Vice President and Compliance Manager (since 2011) of Nuveen Fund Advisors, LLC; Chief Compliance Officer (since 2013) of Nuveen Investments Advisers Inc., formerly, Compliance Manager (2004-2013).

Name	Position and Offices with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years
Kevin J. McCarthy	Managing Director, Assistant Secretary and Associate General Counsel	Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC; Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Co-General Counsel of Nuveen Fund Advisors, LLC; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Winslow Capital Management, LLC; Vice President and Secretary of the Nuveen Funds; Vice President and Assistant Secretary of Nuveen Commodities Asset Management, LLC.

Kathleen L. Prudhomme	Managing Director, Assistant Secretary and Associate General Counsel	Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC; Managing Director and Assistant Secretary of Nuveen Securities, LLC; Managing Director, Assistant Secretary and Co-General Counsel of Nuveen Fund Advisors, LLC; Vice President and Assistant Secretary of the Nuveen Funds.

Gifford R. Zimmerman	Managing Director, Assistant Secretary and Associate General Counsel	Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Asset Management, LLC; Managing Director and Assistant Secretary of Nuveen Securities, LLC; Managing Director, Assistant Secretary and Co-General Counsel of Nuveen Fund Advisors, LLC; Managing Director and Assistant Secretary of Nuveen Investments, Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC; Managing Director, Associate General Counsel and Assistant Secretary of Symphony Asset Management LLC; Vice President and Assistant Secretary of Santa Barbara Asset Management, LLC and Winslow Capital Management, LLC; Chief Administrative Officer and Chief Compliance Officer of Nuveen Commodities Asset Management, LLC; Chief Administrative Officer of the Nuveen Funds.

Item 32. Principal Underwriters

(a) Nuveen Securities, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust V, Nuveen Investment Funds, Inc., Nuveen Strategy Funds, Inc. and the Registrant.

(b)

Name and Principal Business Address	Positions and Offices with Nuveen Securities	Positions and Offices with Registrant

William Adams IV 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Scott S. Grace 333 West Wacker Drive Chicago, IL 60606	Managing Director and Treasurer	Vice President and Treasurer

Sherri A. Hlavacek 333 West Wacker Drive Chicago, IL 60606	Managing Director and Corporate Controller	None

Carl M. Katerndahl 333 West Wacker Drive Chicago, IL 60606	Executive Vice President and Head of Distribution	None

Mary E. Keefe 333 West Wacker Drive Chicago, IL 60606	Managing Director and Chief Compliance Officer	None

Charles R. Manzoni, Jr. 333 West Wacker Drive Chicago, IL 60606	Managing Director and General Counsel	None

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Secretary

Kathleen L. Prudhomme 901 Marquette Avenue Minneapolis, MN 55402	Managing Director and Assistant Secretary	Vice President and Assistant Secretary

Glenn R. Richter 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer and Chief Operating Officer	None

Thomas S. Schreier, Jr. 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c)	Not applicable.

Item 33. Location of Accounts and Records

Nuveen Fund Advisors, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

U.S. Bank National Association, 60 Livingston Avenue, St. Paul, Minnesota 55101, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Fund Advisors.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 20th day of August, 2013.

NUVEEN INVESTMENT TRUST

By:	/s/ KEVIN J. MCCARTHY
Kevin J. McCarthy
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date

/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			August 20, 2013

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (principal executive officer)			August 20, 2013
WILLIAM J. SCHNEIDER*	Chairman of the Board and Trustee	ü ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact August 20, 2013
JOHN P. AMBOIAN*	Trustee
ROBERT P. BREMNER*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
VIRGINIA L. STRINGER*	Trustee
TERENCE J. TOTH*	Trustee

*	An original power of attorney authorizing, among others, Kevin J. McCarthy and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

EXHIBIT INDEX

Exhibit Number	Exhibit